T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.5%
Cogent Communications Holdings  362,800 25,701
Iridium Communications (1) 635,400 25,321
51,022
Entertainment 0.5%
Madison Square Garden Entertainment (1) 269,700 19,599
Zynga, Class A (1) 3,772,300 28,406
48,005
Media 1.2%
Cable One  30,200 54,756
Nexstar Media Group, Class A  248,300 37,732
TechTarget (1) 341,200 28,122
120,610
Total Communication Services 219,637
CONSUMER DISCRETIONARY 16.6%
Auto Components 1.0%
Adient (1) 474,000 19,647
LCI Industries  217,200 29,242
Patrick Industries  610,350 50,842
99,731
Distributors 0.5%
Pool  107,100 46,525
46,525
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions (1) 180,361 25,146
frontdoor (1) 306,903 12,859
Terminix Global Holdings (1) 667,606 27,819
65,824
Hotels, Restaurants & Leisure 6.0%
Bloomin' Brands (1) 973,300 24,333
Boyd Gaming (1) 911,000 57,630
Brinker International (1) 210,800 10,340
Choice Hotels International  342,600 43,294
Churchill Downs  358,340 86,030
Dine Brands Global (1) 30,100 2,444
Domino's Pizza  17,787 8,484
Everi Holdings (1) 665,200 16,085
Hilton Grand Vacations (1) 555,900 26,444

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Papa John's International  382,000 48,510
Penn National Gaming (1) 150,782 10,926
Planet Fitness, Class A (1) 590,700 46,399
SeaWorld Entertainment (1) 427,500 23,649
Six Flags Entertainment (1) 232,500 9,881
Texas Roadhouse  678,600 61,977
Travel + Leisure  573,500 31,273
Vail Resorts  150,630 50,318
Wendy's  1,710,200 37,077
595,094
Household Durables 2.6%
Cavco Industries (1) 66,210 15,675
Helen of Troy (1) 184,700 41,498
Installed Building Products  94,600 10,136
LGI Homes (1) 296,400 42,062
Tempur Sealy International  1,632,800 75,778
TopBuild (1) 376,000 77,009
262,158
Internet & Direct Marketing Retail 0.2%
Stamps.com (1) 43,900 14,478
Xometry, Class A (1)(2) 93,362 5,384
19,862
Leisure Products 0.6%
Brunswick  611,340 58,242
58,242
Specialty Retail 3.3%
Abercrombie & Fitch, Class A (1) 666,800 25,092
Academy Sports & Outdoors (1) 401,000 16,048
Asbury Automotive Group (1) 247,800 48,752
Burlington Stores (1) 141,000 39,983
Dick's Sporting Goods  209,000 25,032
Floor & Decor Holdings, Class A (1) 536,600 64,816
Murphy USA  89,100 14,903
National Vision Holdings (1) 439,400 24,945
RH (1) 84,582 56,408
Victoria's Secret (1) 192,700 10,649
326,628
Textiles, Apparel & Luxury Goods 1.7%
Crocs (1) 628,900 90,234
Deckers Outdoor (1) 228,600 82,342
172,576
Total Consumer Discretionary 1,646,640

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 3.4%
Beverages 0.7%
Boston Beer, Class A (1) 87,700 44,705
Coca-Cola Consolidated  69,400 27,356
72,061
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings (1) 368,000 20,211
Casey's General Stores  125,100 23,575
Performance Food Group (1) 823,300 38,250
82,036
Food Products 1.7%
Darling Ingredients (1) 960,500 69,060
Hain Celestial Group (1) 689,700 29,506
J & J Snack Foods  239,281 36,567
John B. Sanfilippo & Son  189,600 15,494
Sanderson Farms  109,300 20,570
171,197
Personal Products 0.2%
BellRing Brands, Class A (1) 596,400 18,339
18,339
Total Consumer Staples 343,633
ENERGY 2.3%
Energy Equipment & Services 0.4%
Cactus, Class A  555,367 20,948
ChampionX (1) 707,600 15,822
36,770
Oil, Gas & Consumable Fuels 1.9%
APA  1,301,300 27,887
Magnolia Oil & Gas, Class A  1,016,600 18,085
Matador Resources  122,500 4,660
PDC Energy  384,300 18,212
Range Resources (1) 668,500 15,128
Renewable Energy Group (1) 38,000 1,908
Targa Resources  607,400 29,890
Texas Pacific Land  60,600 73,287
189,057
Total Energy 225,827
FINANCIALS 4.6%
Banks 1.5%
Ameris Bancorp  287,700 14,926
First Bancorp  419,200 18,030

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Signature Bank  184,500 50,236
Western Alliance Bancorp  584,200 63,572
146,764
Capital Markets 1.4%
Cboe Global Markets  73,100 9,054
FactSet Research Systems  43,400 17,134
LPL Financial Holdings  443,400 69,507
MarketAxess Holdings  95,200 40,050
135,745
Consumer Finance 0.6%
Green Dot, Class A (1) 221,500 11,148
PROG Holdings  286,659 12,043
SLM  1,380,700 24,300
Upstart Holdings (1) 29,400 9,303
56,794
Insurance 1.1%
eHealth (1) 141,900 5,747
Palomar Holdings (1) 194,262 15,702
Primerica  519,300 79,780
Selectquote (1) 515,400 6,664
107,893
Total Financials 447,196
HEALTH CARE 26.0%
Biotechnology 11.2%
ACADIA Pharmaceuticals (1) 712,612 11,836
Acceleron Pharma (1) 437,379 75,273
Agios Pharmaceuticals (1) 381,181 17,592
Alector (1) 294,326 6,717
Alkermes (1) 923,300 28,475
Allogene Therapeutics (1) 376,801 9,684
Amicus Therapeutics (1) 1,466,700 14,007
Apellis Pharmaceuticals (1) 350,500 11,552
Biohaven Pharmaceutical Holding (1) 302,500 42,020
Blueprint Medicines (1) 370,885 38,131
CareDx (1) 335,171 21,240
ChemoCentryx (1) 242,025 4,139
CRISPR Therapeutics (1) 206,358 23,098
Deciphera Pharmaceuticals (1) 231,600 7,870
Denali Therapeutics (1) 493,000 24,872
Dicerna Pharmaceuticals (1) 264,100 5,324
Emergent BioSolutions (1) 390,400 19,547
Exact Sciences (1) 271,742 25,938
Exelixis (1) 795,700 16,821

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Fate Therapeutics (1) 383,600 22,736
Generation Bio (1)(2) 437,600 10,971
Global Blood Therapeutics (1) 432,990 11,033
Halozyme Therapeutics (1) 1,111,500 45,216
Horizon Therapeutics (1) 439,000 48,088
IGM Biosciences (1) 143,152 9,414
Insmed (1) 1,041,893 28,694
Intellia Therapeutics (1) 371,696 49,863
Invitae (1)(2) 998,100 28,376
Ionis Pharmaceuticals (1) 305,200 10,236
Iovance Biotherapeutics (1) 642,658 15,848
Karuna Therapeutics (1) 101,465 12,412
Kodiak Sciences (1) 411,032 39,451
Kymera Therapeutics (1) 138,700 8,147
Madrigal Pharmaceuticals (1) 42,000 3,351
Mersana Therapeutics (1) 182,600 1,722
Mirati Therapeutics (1) 215,597 38,141
Morphic Holding (1) 105,000 5,947
Neurocrine Biosciences (1) 191,326 18,350
Novavax (1) 61,100 12,667
Nurix Therapeutics (1) 147,800 4,428
Prothena (1) 330,530 23,544
PTC Therapeutics (1) 475,700 17,701
Replimune Group (1) 305,439 9,053
Rocket Pharmaceuticals (1) 286,029 8,549
Sage Therapeutics (1) 212,059 9,396
Sarepta Therapeutics (1) 243,300 22,500
Scholar Rock Holding (1) 268,973 8,881
Seagen (1) 124,300 21,106
TG Therapeutics (1) 495,401 16,487
Turning Point Therapeutics (1) 304,824 20,249
Twist Bioscience (1) 219,096 23,437
Ultragenyx Pharmaceutical (1) 602,185 54,311
uniQure (1) 304,500 9,747
Xencor (1) 468,800 15,311
Zentalis Pharmaceuticals (1) 151,011 10,063
Zymeworks (1) 236,500 6,868
1,106,430
Health Care Equipment & Supplies 4.8%
AtriCure (1) 304,500 21,178
CONMED  179,500 23,484
Globus Medical, Class A (1) 643,100 49,274
Haemonetics (1) 236,900 16,723
ICU Medical (1) 216,098 50,433
Lantheus Holdings (1) 132,400 3,400

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Merit Medical Systems (1) 633,300 45,471
Nevro (1) 236,600 27,536
NuVasive (1) 196,600 11,767
Penumbra (1) 149,300 39,788
Quidel (1) 94,000 13,268
Shockwave Medical (1) 224,000 46,117
STERIS  122,666 25,058
Tandem Diabetes Care (1) 467,500 55,810
West Pharmaceutical Services  105,500 44,789
474,096
Health Care Providers & Services 4.0%
Addus HomeCare (1) 304,000 24,244
Amedisys (1) 274,200 40,883
AMN Healthcare Services (1) 594,400 68,208
Chemed  30,400 14,140
CorVel (1) 236,666 44,072
Ensign Group  839,100 62,840
ModivCare (1) 144,000 26,153
Molina Healthcare (1) 195,400 53,014
Pennant Group (1) 625,500 17,570
Surgery Partners (1) 324,000 13,718
U.S. Physical Therapy  259,500 28,701
393,543
Health Care Technology 1.3%
Certara (1) 385,573 12,762
Inspire Medical Systems (1) 165,000 38,425
Omnicell (1) 436,600 64,805
Phreesia (1) 231,300 14,271
130,263
Life Sciences Tools & Services 3.5%
Adaptive Biotechnologies (1) 446,200 15,166
Bruker  219,600 17,151
Charles River Laboratories International (1) 106,000 43,743
Maravai LifeSciences Holdings, Class A (1) 295,100 14,483
Medpace Holdings (1) 376,600 71,283
NeoGenomics (1) 1,143,800 55,177
Quanterix (1) 182,600 9,092
Repligen (1) 428,200 123,746
349,841
Pharmaceuticals 1.2%
Arvinas (1) 238,265 19,581
Atea Pharmaceuticals (1) 70,500 2,472
Catalent (1) 427,541 56,893
Pacira BioSciences (1) 248,100 13,893

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Reata Pharmaceuticals, Class A (1) 120,643 12,138
Supernus Pharmaceuticals (1) 355,100 9,470
114,447
Total Health Care 2,568,620
INDUSTRIALS & BUSINESS SERVICES 15.9%
Aerospace & Defense 1.0%
Curtiss-Wright  270,100 34,081
Hexcel (1) 464,700 27,599
Mercury Systems (1) 277,100 13,140
Moog, Class A  264,600 20,170
94,990
Air Freight & Logistics 0.4%
GXO Logistics (1) 498,700 39,118
39,118
Airlines 0.2%
Allegiant Travel (1) 118,400 23,145
23,145
Building Products 1.9%
AAON  292,200 19,092
Builders FirstSource (1) 810,300 41,925
CSW Industrials  108,700 13,881
Gibraltar Industries (1) 429,400 29,908
Trex (1) 409,900 41,781
UFP Industries  561,700 38,185
184,772
Commercial Services & Supplies 2.0%
Casella Waste Systems, Class A (1) 1,192,800 90,581
IAA (1) 927,000 50,586
MSA Safety  212,600 30,976
UniFirst  110,500 23,495
195,638
Construction & Engineering 0.8%
Comfort Systems USA  436,100 31,103
EMCOR Group  440,900 50,871
81,974
Electrical Equipment 0.5%
Atkore (1) 508,343 44,185
Shoals Technologies Group, Class A (1) 106,976 2,983
47,168
Machinery 3.8%
Albany International, Class A  413,900 31,816

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Douglas Dynamics  331,200 12,022
Federal Signal  245,100 9,466
Graco  462,610 32,369
Hydrofarm Holdings Group (1) 63,344 2,398
John Bean Technologies  374,300 52,608
Kadant  179,100 36,554
Lincoln Electric Holdings  181,200 23,337
RBC Bearings (1) 182,025 38,626
SPX (1) 474,700 25,373
Terex  409,700 17,248
Toro  383,200 37,327
Watts Water Technologies, Class A  179,600 30,189
Woodward  243,930 27,613
376,946
Professional Services 2.9%
ASGN (1) 483,300 54,680
Booz Allen Hamilton Holding  413,100 32,779
CACI International, Class A (1) 199,900 52,394
Exponent  733,616 83,009
Insperity  389,600 43,144
Legalzoom.com (1) 96,917 2,559
Upwork (1) 369,900 16,657
285,222
Road & Rail 1.2%
Landstar System  175,200 27,650
Saia (1) 293,600 69,886
XPO Logistics (1) 308,800 24,574
122,110
Trading Companies & Distributors 1.2%
Herc Holdings (1) 160,300 26,203
McGrath RentCorp  154,600 11,123
SiteOne Landscape Supply (1) 291,400 58,126
Watsco  101,900 26,965
122,417
Total Industrials & Business Services 1,573,500
INFORMATION TECHNOLOGY 22.4%
Communications Equipment 0.5%
Lumentum Holdings (1) 136,400 11,395
Ubiquiti  113,100 33,780
45,175
Electronic Equipment, Instruments & Components 3.4%
Advanced Energy Industries  353,800 31,046

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Cognex  460,600 36,949
ePlus (1) 92,000 9,440
Fabrinet (1) 317,100 32,506
Littelfuse  227,300 62,114
Novanta (1) 467,900 72,291
OSI Systems (1) 168,700 15,993
Teledyne Technologies (1) 89,530 38,460
Zebra Technologies, Class A (1) 73,000 37,626
336,425
IT Services 2.2%
Broadridge Financial Solutions  99,000 16,497
Euronet Worldwide (1) 518,600 66,007
ExlService Holdings (1) 382,900 47,143
Gartner (1) 67,500 20,512
Maximus  261,800 21,782
Perficient (1) 285,600 33,044
Repay Holdings (1) 596,800 13,744
218,729
Semiconductors & Semiconductor Equipment 5.4%
Brooks Automation  477,600 48,882
Cirrus Logic (1) 330,630 27,227
CMC Materials  147,800 18,213
Diodes (1) 377,500 34,198
Entegris  581,200 73,173
FormFactor (1) 1,029,000 38,413
Kulicke & Soffa Industries  381,900 22,257
Lattice Semiconductor (1) 973,600 62,943
MaxLinear (1) 638,200 31,431
MKS Instruments  271,200 40,927
Monolithic Power Systems  68,007 32,962
Onto Innovation (1) 287,800 20,794
Power Integrations  639,400 63,294
SiTime (1) 79,800 16,293
531,007
Software 10.9%
ACI Worldwide (1) 1,041,100 31,993
Alarm.com Holdings (1) 204,700 16,006
Altair Engineering, Class A (1) 349,100 24,067
Asana, Class A (1) 18,700 1,942
Aspen Technology (1) 304,400 37,380
Bill.com Holdings (1) 183,800 49,065
Blackbaud (1) 270,400 19,023
Blackline (1) 145,000 17,119
Box, Class A (1) 1,119,300 26,494

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CommVault Systems (1) 443,200 33,377
Descartes Systems Group (1) 626,000 50,869
Digital Turbine (1) 639,000 43,931
DoubleVerify Holdings (1) 229,851 7,852
Envestnet (1) 431,400 34,616
Fair Isaac (1) 95,200 37,883
Five9 (1) 391,400 62,522
Fortinet (1) 83,600 24,415
J2 Global (1) 207,440 28,341
Manhattan Associates (1) 554,600 84,870
nCino (1) 176,900 12,565
NCR (1) 832,700 32,275
Paylocity Holding (1) 145,200 40,714
Pegasystems  246,100 31,279
PTC (1) 218,050 26,120
Qualys (1) 341,500 38,006
Rapid7 (1) 309,200 34,946
Sapiens International  825,100 23,746
SPS Commerce (1) 477,100 76,961
SS&C Technologies Holdings  396,100 27,489
Teradata (1) 639,200 36,658
Tyler Technologies (1) 74,200 34,032
Workiva (1) 209,500 29,531
1,076,087
Total Information Technology 2,207,423
MATERIALS 3.6%
Chemicals 1.8%
Chase  208,200 21,268
Element Solutions  1,207,600 26,181
HB Fuller  268,100 17,308
Ingevity (1) 362,500 25,872
Innospec  85,800 7,226
Quaker Chemical  187,100 44,477
Scotts Miracle-Gro  161,900 23,696
Stepan  121,038 13,670
179,698
Construction Materials 0.4%
Eagle Materials  331,400 43,466
43,466
Containers & Packaging 0.3%
Berry Global Group (1) 398,300 24,248
Ranpak Holdings (1) 233,100 6,252
30,500

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.8%
Alcoa (1) 1,168,500 57,186
Arconic (1) 493,700 15,571
Cleveland-Cliffs (1) 512,600 10,155
82,912
Paper & Forest Products 0.3%
Louisiana-Pacific  533,400 32,735
32,735
Total Materials 369,311
REAL ESTATE 1.6%
Equity Real Estate Investment Trusts 1.6%
Equity LifeStyle Properties, REIT  411,400 32,130
First Industrial Realty Trust, REIT  689,000 35,883
Innovative Industrial Properties, REIT (2) 106,300 24,574
Ryman Hospitality Properties, REIT (1) 250,100 20,933
Terreno Realty, REIT  724,400 45,804
Total Real Estate 159,324
UTILITIES 0.9%
Independent Power & Renewable Electricity Producers 0.5%
Clearway Energy, Class C  597,200 18,077
NextEra Energy Partners  255,700 19,270
Ormat Technologies  183,200 12,203
49,550
Water Utilities 0.4%
Middlesex Water  364,193 37,432
37,432
Total Utilities 86,982
Total Common Stocks (Cost $6,345,718) 9,848,093
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 45,965,267 45,965
Total Short-Term Investments (Cost $45,965) 45,965

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 2,251,205 22,512
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 22,512
Total Securities Lending Collateral (Cost $22,512) 22,512
Total Investments in Securities 100.2%
(Cost $6,414,195) $ 9,916,570
Other Assets Less Liabilities (0.2)% (23,481)
Net Assets 100.0% $ 9,893,089
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 17
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 17 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 54,142 ¤ ¤ $ 45,965
T. Rowe Price Short-Term Fund,
0.07% 213,040 ¤ ¤ 22,512
Total $ 68,477 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $17 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $68,477.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F120-054Q3 09/21